DEBT OBLIGATIONS, NET - Term Loan (Details) - USD ($) $ in Thousands	1 Months Ended	7 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Prepayment of term loan agreement		$ 577,835	$ 171,458	$ 83,590
Net losses on retirement of debt		$ (17,636)	$ 0	$ 0
Term Loan | Secured Debt
Debt Instrument [Line Items]
Prepayment of term loan agreement	$ 250,000
Net losses on retirement of debt	$ 15,800